SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 — SUBSEQUENT EVENTS

The Company evaluated the subsequent events through the date of this report, and determined the following subsequent events that need to be disclosed:

On October 26, 2023, the Company, as the issuer, and its wholly owned subsidiary, Starbox International, as the purchaser, entered into a share sale agreement (the “Share Sale Agreement”), with the three then shareholders of ProSeeds Limited (collectively, the “ProSeeds Shareholders”), as the sellers, with respect to ProSeeds Limited, a company incorporated in Seychelles (“ProSeeds”).

Pursuant to the Share Sale Agreement, Starbox International agreed to acquire 100,000 shares, of ProSeeds (the “Sale Shares”), representing 100% of the issued and paid-up share capital in ProSeeds, from the ProSeeds Shareholders. In consideration for the sale of Sale Shares, the Company agreed to issue to the ProSeeds Shareholders, an aggregate of 12,000,000 ordinary shares (per share price US$1.00) of the Company with an aggregate value of US$12,000,000. On November 13, 2023, the Company closed the acquisition of 100% of the issued and paid-up share capital in ProSeeds, and the Company issued an aggregate of 12,000,000 ordinary shares (per share price US$1.00) to the ProSeeds Shareholders. ProSeeds has no operations but owns a series of advanced multi-level marketing software. ProSeeds is not considered a business under ASC 805-10, because it does not have any process or system to create the output from the software system it owns. If the assets acquired are not a business, the reporting entity shall account for the transaction as an asset acquisition in accordance with ASC 805-50. The assets acquired should be measured based on their cost to the acquiring entity, which includes consideration the acquirer transfers to the seller and direct transaction costs.

In October 2023, the Company sold a total of 119,984 common shares of the Company through at-the-market offering for net proceeds of $119,388 after deducting the commission.